Average Annual Total Returns - FidelityFreedomBlendFunds-PremierComboPRO - FidelityFreedomBlendFunds-PremierComboPRO - Fidelity Freedom Blend 2025 Fund	May 30, 2024
Fidelity Freedom Blend 2025 Fund - Premier Class | Return Before Taxes
Average Annual Return:
Past 1 year	14.32%
Since Inception	0.14%	[1]
Fidelity Freedom Blend 2025 Fund - Premier Class | After Taxes on Distributions
Average Annual Return:
Past 1 year	13.38%
Since Inception	(1.50%)	[1]
Fidelity Freedom Blend 2025 Fund - Premier Class | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	8.67%
Since Inception	(0.29%)	[1]
SP001
Average Annual Return:
Past 1 year	26.29%
Since Inception	7.61%
F0551
Average Annual Return:
Past 1 year	14.07%
Since Inception	0.55%

[1]	A From April 6, 2021 .